UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:
Bo J. Howell
FinTech Law, LLC
6224 Turpin Hills Dr.
Cincinnati, OH 45244

Registrant’s telephone number, including area code: 800-934-5550

Date of fiscal year end: 06/30/2022

Date of reporting period: 12/31/2021

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the IMS Family of Funds (the “Funds”), series of the 360 Funds (the “registrant”), for the period ended December 31, 2021 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

IMS Capital Value Fund

IMS Strategic Income Fund

Semi-Annual Report

December 31, 2021

Fund Adviser:

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, OR 97086

Toll Free (800) 934-5550

IMPORTANT NOTE: As permitted by regulations adopted by the SEC, paper copies of the Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the Fund complex/your financial intermediary.

INVESTMENT RESULTS – (Unaudited)

	Average Annual Total Returns
	(for the years ended December 31, 2021)
	One Year	Five Years	Ten Years
IMS Capital Value Fund *	21.93%	12.65%	11.05%
S&P 500® Total Return Index **	28.71%	18.45%	16.53%

Total annual operating expenses, as disclosed in the Value Fund’s current prospectus dated October 28, 2021, were 1.85% of average daily net assets. IMS Capital Management, Inc. (the “Adviser”) contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Value Fund’s business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) do not exceed 1.95% of the Value Fund’s average daily net assets through October 31, 2022, subject to the Adviser’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap agreement may be terminated by either party upon 60 days’ written notice prior to the end of the then-current term of the agreement.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling Shareholder Services at 1-800-934-5550.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**	The S&P 500® Total Return Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The annual total returns included for the above Fund are net of the total annual operating expenses for the Fund, while no annual operating expenses are deducted for the S&P 500® Total Return Index.

INVESTMENT RESULTS - (Unaudited)

	Average Annual Total Returns
	(for years ended December 31, 2021)
	One Year	Five Year	Ten Year
IMS Strategic Income Fund*	11.83%	2.97%	(0.28)%
Bloomberg Barclays U.S. Aggregate Bond Index**	(1.54)%	3.57%	2.90%

Total annual operating expenses, as disclosed in the Income Fund’s current prospectus dated October 28, 2021, were 2.89% of average daily net assets (1.97% after fee waivers/expense reimbursements by the Adviser). The Adviser contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses(excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Income Fund’s business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) do not exceed 1.95% of the Income Fund’s average daily net assets through October 31, 2022, subject to the Adviser’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap agreement may be terminated by either party upon 60 days’ written notice prior to the end of the then-current term of the agreement.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling Shareholder Services at 1-800-934-5550.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**	The Bloomberg Barclays U.S. Aggregate Bond Index is a widely-used indicator of the bond market. The index is market capitalization-weighted and is made up of U.S. bonds that are primarily investment grade and has a greater number of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The annual total returns included for the above Fund are net of the total annual operating expenses for the Fund, while no annual operating expenses are deducted for the Bloomberg Barclays U.S. Aggregate Bond Index.

FUND HOLDINGS – (Unaudited)

IMS Capital Value Fund Holdings as of December 31, 20211

1 As a percent of net assets.

The investment objective of the Value Fund is long-term growth from capital appreciation, and secondarily, income from dividends. The Value Fund typically invests in mid-cap securities, which the Adviser defines as those with a market capitalization of approximately $2 billion to $11 billion, and in large-cap securities, which the Adviser defines as those with a market capitalization of greater than $11 billion.

FUND HOLDINGS – (Unaudited) (continued)

IMS Strategic Income Fund Holdings as of December 31, 20211

Fixed Income Securities
Equity Securities
Money Market Securities
Other Assets in Excess of Liabilites, net
80.00%
70.00%
60.00%
50.00%
40.00%
30.00%
20.00%
10.00%
0.00%
-10.00%
73.77%
12.58%
13.95%
-0.30%

1 As a percent of net assets.

The investment objective of the Income Fund is current income, and a secondary objective of capital appreciation. In pursuing its investment objectives, the Income Fund will generally invest in corporate bonds, government bonds, dividend-paying common stocks, preferred and convertible preferred stocks, income trusts (including business trusts, oil royalty trusts and real estate investment trusts), money market instruments and cash equivalents. The Income Fund may also invest in structured products, such as reverse convertible notes, a type of structured note, and in 144A securities that are purchased in private placements and thus are subject to restrictions on resale (either as a matter of contract or under federal securities laws), but only where the Adviser has determined that a liquid trading market exists. Under normal circumstances, the Income Fund will invest at least 80% of its assets in dividend paying or other income producing securities.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 through December 31, 2021).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is only useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

IMS Funds	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During the Period* July 1, 2021 – December 31, 2021
Capital Value Fund
Actual (+7.48%)	$ 1,000.00	$ 1,074.80	$ 9.47
Hypothetical**	$ 1,000.00	$ 1,016.10	$ 9.20
Strategic Income Fund
Actual (-1.49)%	$ 1,000.00	$ 985.10	$ 9.81
Hypothetical**	$ 1,000.00	$ 1,015.30	$ 9.96

*	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios for the Capital Value Fund and the Strategic Income Fund were 1.81% and 1.96%, respectively.

**	Assumes a 5% annual return before expenses.

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

COMMON STOCK - 99.49%	Shares	Value

Communication Services - 16.97%
Alphabet, Inc. - Class C (a)	800	$2,314,872
Meta Platforms, Inc. - Class A (a)	6,400	2,152,640
Verizon Communications, Inc.	13,400	696,264
Walt Disney Co.	21,000	3,252,690
		8,416,466
Consumer Discretionary - 27.58%
Amazon.com, Inc. (a)	728	2,427,400
Bally’s Corp.	23,500	894,410
Booking Holdings, Inc. (a)	555	1,331,573
Carnival Corp.	35,300	710,236
Domino’s Pizza, Inc.	887	500,561
Expedia Group, Inc.	8,665	1,565,939
Hilton Worldwide Holdings, Inc.	13,200	2,059,068
Home Depot, Inc.	2,720	1,128,827
Royal Caribbean Cruises Ltd.	15,100	1,161,190
Starbucks Corp.	6,962	814,345
Tesla, Inc. (a)	1,025	1,083,199
		13,676,748
Financials - 6.20%
Charles Schwab Corp.	11,530	969,673
Wells Fargo & Co.	43,900	2,106,322
		3,075,995
Health Care - 3.79%
Johnson & Johnson	4,000	684,280
UnitedHealth Group, Inc.	2,379	1,194,591
		1,878,871
Industrials - 13.05%
Boeing Co. (a)	6,620	1,332,738
Delta Air Lines, Inc.	28,800	1,125,504
FedEx Corp.	5,400	1,396,656
General Electric Co.	14,150	1,336,751
Southwest Airlines Co.	29,840	1,278,346
		6,469,995

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

COMMON STOCK - 99.49% (continued)	Shares	Value

Information Technology - 27.28%
Apple, Inc.	13,900	$2,468,223
Broadcom, Inc.	1,630	1,084,618
Microsoft Corp.	6,300	2,118,816
NVIDIA Corp.	9,000	2,646,990
PayPal Holdings, Inc. (a)	10,200	1,923,516
QUALCOMM, Inc.	5,388	985,304
Salesforce.com, Inc. (a)	3,249	825,668
Texas Instruments, Inc.	4,375	824,556
Visa, Inc. - Class A	3,000	650,130
		13,527,821
Utilities - 4.62%
Vistra Corp.	100,620	2,291,117

TOTAL COMMON STOCK (Cost $37,072,577)		49,337,013

MONEY MARKET SECURITIES - 0.64%
Federated Hermes Government Obligations Fund - Institutional Shares, 0.03% (b)	318,116	318,116

TOTAL MONEY MARKET SECURITIES (Cost $318,116)		318,116

TOTAL INVESTMENTS AT VALUE (Cost $37,390,693) - 100.13%		$49,655,129
LIABILITES IN EXCESS OF OTHER ASSETS, NET - (0.13%)		(66,011)
NET ASSETS - 100.00%		$49,589,118

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day yield at December 31, 2021, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

Ltd. - Limited

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

COMMON STOCK - 12.58%	Shares	Value

Communication Services - 1.79%
Verizon Communications, Inc.	8,700	$262,566

Consumer Discretionary - 1.82%
Newell Brands, Inc.	12,200	266,448

Consumer Staples - 1.96%
Kraft Heinz Co.	8,000	287,200

Energy - 1.39%
Helmerich & Payne, Inc.	8,600	203,820

Financials - 3.67%
Umpqua Holdings Corp.	13,800	265,512
Valley National Bancorp	19,800	272,250
		537,762
Industrials - 1.95%
General Dynamics Corp.	3,085	286,812

TOTAL COMMON STOCK (Cost $2,055,120)		1,844,608

CORPORATE BONDS - 45.42%	Principal Amount

American Airlines Group, Inc., 5.000%, due 06/01/2022 (a)	$300,000	300,618
American Airlines Group, Inc., 3.750%, due 03/01/2025 (a)	525,000	490,875
Enterprise Products Operating LLC, 4.875%, due 08/16/2077	650,000	609,361
Navient Corp., 5.625%, due 08/01/2033	675,000	642,937
Nordstrom, Inc., 5.000%, due 01/15/2044	500,000	466,250
Rite Aid Corp., 7.700%, due 02/15/2027	790,000	721,863
Royal Caribbean Cruises Ltd., 3.700%, due 03/15/2028 - Liberia	700,000	657,188
Service Property Trust, 3.950%, due 01/15/2028	725,000	663,650
Staples,Inc., 10.750%, due 04/15/2027 (a)	750,000	706,875
Tenneco, Inc., 5.000%, due 07/15/2026	750,000	720,938
United States Steel Corp., 6.650%, due 06/01/2037	605,000	680,380

TOTAL CORPORATE BONDS (Cost $6,584,361)		6,660,935

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

STRUCTURED NOTES - 28.35%	Principal Amount	Value

Bank of Montreal Callable Barrier Notes - Series G, 4.765%, due 07/17/2028 - Canada (c) (d)	$600,000	$561,960
Citigroup Global Markets Holdings, Inc. Callable Range Accrual Notes, 7.000%, due 04/16/2035 (c) (e)	190,000	180,329
Citigroup Global Markets Holdings, Inc. Callable Fixed to Float Range Accrual Notes, 7.250%, due 01/29/2041 (c) (f)	600,000	507,660
JPMorgan Chase Financial Co. LLC Callable Range Accrual Notes, 8.000%, due 01/25/2036 (c) (g)	600,000	501,660
JPMorgan Chase Financial Co. LLC Callable Range Accrual Notes, 9.000%, due 02/26/2036 (c) (h)	500,000	411,350
Morgan Stanley Fixed to Floating Rate Leveraged CMS and Index Linked Notes, 8.850%, due 08/30/2028 (c) (i)	350,000	301,000
Morgan Stanley Fixed to Floating Rate Index Linked Notes, 5.812%, due 05/30/2034 (c) (j)	600,000	438,000
Societe Generale SA Callable Fixed to Floating Rate CMS and Index Linked Note, 10.000%, 06/28/2034 - France (c) (k)	325,000	278,688
Societe Generale SA Callable Fixed to Floating Rate CMS and Index Linked Note, 9.000%, 02/19/2036 - France (c) (l)	600,000	552,720
Societe Generale SA Callable Fixed to Floating Rate CMS and Index Linked Note, 8.500%, 11/19/2036 - France (c) (m)	450,000	425,250

TOTAL STRUCTURED NOTES (Cost $4,735,134)		4,158,617

MONEY MARKET SECURITIES - 13.95%
Federated Hermes Government Obligations Fund - Institutional Shares, 0.03% (n)	2,046,066	2,046,066

TOTAL MONEY MARKET SECURITIES (Cost $2,046.066)		2,046,066

TOTAL INVESTMENTS AT VALUE (Cost $15,420,681) - 100.30%		$14,710,226
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.30)%		(44,656)
NET ASSETS - 100.00%		$14,665,570

Percentages are stated as a percent of net assets.

(a) Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.

(c) Variable rate security. Rate shown represents the rate in effect at December 31, 2021.

(d) The notes will pay a Contingent Coupon on each Contingent Coupon Payment Date at the Contingent Interest Rate of 1.750% per quarter (approximately 7.00% per annum) if the closing level of each Reference Asset on the applicable quarterly Observation Date is greater than its Coupon Barrier Level. However, if the closing level of any Reference Asset is less than or equal to its Coupon Barrier Level on an Observation Date, the notes will not pay the Contingent Coupon for that Observation Date.

(e) Contingent interest will accrue on the notes during each accrual period at 7.00% per annum only for each elapsed day during that accrual period on which the accrual condition is satisfied. The accrual condition will be satisfied on an elapsed day only if (i) the CMS spread is greater than the CMS spread barrier (meaning that CMS30 is greater than CMS2) on that day and (ii) the closing level of each underlying index on that day is greater than or equal to its accrual barrier level.

(f) The note will pay interest at a fixed rate of 7.25% per annum for the first 1.5 years following issuance. After the first 1.5 years, contingent interest will accrue on the securities during each accrual period at 7.25% only for each elapsed day during that accrual period on which the accrual condition is satisfied. The accrual condition will be satisfied on an elapsed day only if (i) the CMS spread is greater than or equal to the CMS spread barrier (meaning that CMS30 is greater than or equal to CMS2) on that day and (ii) the closing level of each underlying index on that day is greater than or equal to its accrual barrier level.

(g) The interest rate during the Initial Interest Periods from the Original Issue Date of the notes and ending on but excluding January 22, 2022 shall be 8.00% per annum. Thereafter, the interest rate will depend on the number of calendar days during any given interest period on which the accrual provision is satisfied. The accrual provision shall be deemed to have been satisfied on each calendar day during such interest period on which (i) the closing level of the S&P 500 Index, as determined on the accrual determination date relating to such calendar day, is greater than or equal to the minimum index level and (ii) the closing level of the EURO STOXX 50 Index, as determined on the accrual determination date relating to such calendar day, is greater than or equal to its minimum index level subject to a minimum interest rate of 0.00% per annum and a maximum interest rate of 10.00% per annum.

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

(h) The interest rate during the Initial Interest Periods from the Original Issue Date of the notes and ending on but excluding February 26, 2022 shall be 9.00% per annum. After the Initial Interest Periods, interest will accrue for each other Interest Period, at a per annum rate equal to the Spread (the 30-Year ICE Swap Rate minus the 2-Year ICE Swap Rate) on the applicable Determination Date for such Interest Period multiplied by the Multiplier, provided that the Closing Level of each Index on each Accrual Determination Date during such Interest Period is greater than or equal to its Minimum Index Level (for each Index, 70.00% of its Initial Value), and subject to the Maximum Interest Rate of 9.00% and the Minimum Interest Rate of 0.00%.

(i) The variable rate is equal to 5 times the difference, if any, between the 30-Year Constant Maturity Swap Rate (“30CMS”) and the 2-year Constant Maturity Swap Rate (“2CMS”) as determined on the CMS reference determination date at the start of the quarterly interest payment period; subject to a maximum interest rate of 12.00% per annum for each interest payment period during the floating rate interest period and the minimum interest rate of 0.00% per annum.

(j) Interest will accrue on the securities (i) in Years 1 to 3: at a rate of 10.00% per annum and (ii) in Years 4 to maturity: for each day that the closing value of the S&P 500® Index is greater than or equal to 50% of the initial index value (which we refer to as the index reference level), at a variable rate per annum equal to 4 times the difference, if any, between the 30-Year Constant Maturity Swap Rate (“30CMS”) and the 2-Year Constant Maturity Swap Rate (“2CMS”), as determined on the CMS reference determination date at the start of the related monthly interest payment period; subject to the maximum interest rate of 10.00% per annum for each interest payment period during the floating interest rate period and the minimum interest rate of 0.00% per annum.

(k) For each Interest Period commencing on or after the Original Issue Date through January 2021 (the “Fixed Rate Period”), the interest rate per annum will be equal to the Fixed Interest Rate of 10.000%. For each Interest Period beginning in January 2021 (the “Floating Rate Period”), the interest rate per annum will be equal to the product of (a) the 30-Year Constant Maturity Swap Rate minus the 2-Year Constant Maturity Swap Rate multiplied by the number of days the accrual condition is met divided by the number of days in the accrual period and (b) the Multiplier rate of 50, subject to the Maximum Interest Rate of 10.000% and the Minimum Interest Rate of 0.000%. The accrual condition is satisfied on days where RTY and SX7E are greater than or equal to 60% of the initial index level.

(l) The Notes pay interest (i) in the first two years, at a fixed rate of 9.00% per annum and (ii) after the first two years to maturity or early redemption by us, at the Variable Rate per annum described below, subject to the Maximum Coupon Rate of 10.00% per annum and the Minimum Coupon Rate of 0.00% per annum. The “Variable Rate” for each Coupon Period commencing on or after the Fixed Rate Cutoff Date will be the rate computed based on the following formula: Variable Base Rate × (Variable Days/Actual Days). The “Variable Base Rate” for each Coupon Period will be the product of (i) the 30 Year CMS Rate on the related CMS Determination Date minus the 2 Year CMS Rate on the related CMS Determination Date (the “CMS Reference Spread”) and (ii) the Multiplier, subject to the Maximum Coupon Rate and the Minimum Coupon Rate.

(m) The Notes pay interest (i) in the first year at a fixed rate of 8.50% and (ii) after the first year to maturity or earlier redemption by us, at the Variable Rate per annum described below. The “Variable Rate” for each Coupon Period commencing on or after the Fixed Rate Cutoff Date will be the rate computed based on the following formula: Base Rate × (Variable Days/Actual Days). The “Base Rate” means a per annum rate of 8.50%. The “Variable Days” means, with respect to each Coupon Period, the actual number of calendar days during such Coupon Period on which the Accrual Condition is satisfied; and the “Actual Days” means, with respect to each Coupon Period, the actual number of calendar days in such Coupon Period. With respect to a calendar day in any Coupon Period commencing on or after the Fixed Rate Cutoff Date, the Accrual Condition will be satisfied on such calendar day if both (i) the Reference Rate on such calendar day is greater than or equal to the Reference Rate Barrier and (ii) the Closing Level of each Reference Index on such calendar day is greater than or equal to its respective Coupon Barrier Level.

(n) Rate shown represents the 7-day effective yield at December 31, 2021, is subject to change and resets daily.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2021 (Unaudited)

	IMS Capital Value Fund	IMS Strategic Income Fund
Assets:
Investments in securities:
At cost	$37,390,693	$15,420,681
At value	$49,655,129	$14,710,226
Receivables:
Interest	2	188,924
Dividends	1,132	13,080
Prepaid expenses	11,251	7,398
Total assets	49,667,514	14,919,628

Liabilities:
Payables:
Investments purchased	—	225,755
Due to Adviser	49,931	6,119
Due to administrator, fund accountant and transfer agent	14,471	6,184
Accrued expenses	13,994	16,000
Total liabilities	78,396	254,058
Net Assets	$49,589,118	$14,665,570

Net Assets consist of:
Paid-in capital	$35,362,363	$37,865,529
Total distributable earnings (accumulated deficit)	14,226,755	(23,199,959)
Total Net Assets	$49,589,118	$14,665,570

Shares outstanding (unlimited number of shares authorized, no par value)	1,677,297	5,537,517
Net asset value and offering price per share	$29.56	$2.65
Minimum redemption price per share (a)	$29.41	$2.64

(a) A redemption fee of 0.50% will be assessed on shares of the Fund that are redeemed within 90 days of purchase.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS
STATEMENTS OF OPERATIONS
For the Six Month Period Ended December 31, 2021 (Unaudited)

	IMS Capital Value Fund	IMS Strategic Income Fund

Investment income:
Dividends (net of foreign withholding taxes of $0 and $0, respectively)	$184,752	$252,460
Interest	40	385,979
Total investment income	184,792	638,439

Expenses:
Investment Adviser fees (a)	290,284	94,572
Accounting, administration and transfer agent fees and expenses (a)	78,059	45,105
Printing expenses	9,526	9,526
Trustee expenses	12,340	13,095
Miscellaneous expenses	5,671	4,658
Audit expenses	6,483	6,483
Legal expenses	8,032	8,032
Registration expenses	5,341	5,017
Custodian expenses	4,512	4,011
Pricing expenses	2,757	6,518
Shareholder networking fees	3,241	997
Interest expenses	317	566
Insurance expenses	2,842	1,025
Compliance fees (a)	4,851	4,851
Total expenses	434,256	204,456
Less: Fees waived and expenses reimbursed by Adviser (a)	—	(57,529)
Net expenses	434,256	146,927

Net Investment Income (Loss)	(249,464)	491,512

Realized and unrealized gain (loss) on investment securities:
Net realized gain (loss) on investment securities	2,248,335	(108,218)
Change in unrealized appreciation (depreciation) on investment securities	1,438,249	(641,347)
Net realized and unrealized gain (loss) on investment securities	3,686,584	(749,565)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,437,120	$(258,053)

(a) See Note 4 in the Notes to Financial Statements.

See accompanying notes which are an integral part of these financial statements.

IMS CAPITAL VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Month
	Period Ended	Year Ended
	June 30, 2021	June 30, 2021
Increase (Decrease) in Net Assets due to:	(Unaudited)
Operations:
Net investment loss	$(249,464)	$(258,402)
Net realized gain on investment securities	2,248,335	5,646,504
Change in unrealized appreciation on investment securities	1,438,249	6,823,187
Net increase in net assets resulting from operations	3,437,120	12,211,289

Distributions to shareholders from:
Distributable earnings	(5,332,910)	(758,070)
Total Distributions	(5,332,910)	(758,070)

Capital share transactions:
Proceeds from shares purchased	2,009,782	5,481,414
Reinvestment of distributions	5,276,690	747,648
Amount paid for shares redeemed	(1,156,034)	(3,570,563)
Proceeds from redemption fees	—	169
Net increase in net assets from share transactions	6,130,438	2,658,668

Total Increase in Net Assets	4,234,648	14,111,887

Net Assets:
Beginning of year	45,354,470	31,242,583

End of year	$49,589,118	$45,354,470

Capital Share Transactions
Shares purchased	63,155	187,754
Shares issued in reinvestment of distributions	183,091	27,866
Shares redeemed	(37,696)	(135,198)
Net increase in capital shares	208,550	80,422

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Month
	Period Ended	Year Ended
	June 30, 2021	June 30, 2021
Increase (Decrease) in Net Assets due to:	(Unaudited)
Operations:
Net investment income	$491,512	$784,625
Net realized gain (loss) on investment securities	(108,218)	1,194,571
Change in unrealized appreciation (depreciation) on investment securities	(641,347)	1,364,989
Net increase (decrease) in net assets resulting from operations	(258,053)	3,344,185

Distributions to shareholders from:
Distributable earnings	(490,827)	(831,614)
Total Distributions	(490,827)	(831,614)

Capital share transactions:
Proceeds from shares purchased	200,157	1,753,728
Reinvestment of distributions	483,460	816,000
Amount paid for shares redeemed	(457,025)	(1,636,908)
Proceeds from redemption fees	—	—
Net increase in net assets from share transactions	226,592	932,820

Total Increase (Decrease) in Net Assets	(522,288)	3,445,391

Net Assets:
Beginning of year	15,187,858	11,742,467

End of year	$14,665,570	$15,187,858

Capital Share Transactions
Shares purchased	73,211	662,160
Shares issued in reinvestment of distributions	177,394	313,877
Shares redeemed	(167,179)	(634,798)
Net increase in capital shares	83,426	341,239

See accompanying notes which are an integral part of these financial statements.

IMS CAPITAL VALUE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year/period

	For the
	Six Month Period Ended		For the Years Ended
	December 31, 2021		June 30, 2021		June 30, 2020		June 30, 2019		June 30, 2018		June 30, 2017
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$30.88		$22.50		$23.47		24.75		$24.05		$21.52

Investment Operations:
Net investment income (loss)	(0.16)		(0.18)		0.06		(0.02)		(0.00	)(a)	0.02
Net realized and unrealized gain on investments	2.53		9.13		0.21		1.27		1.22		2.51
Total from investment operations	2.37		8.95		0.27		1.25		1.22		2.53

Less Distributions to Shareholders:
From net investment income	—		(0.04)		—		—		(0.02)		—
From net realized capital gains	(3.54)		(0.53)		(1.24)		(2.53)		(0.50)		—
Total distributions	(3.54)		(0.57)		(1.24)		(2.53)		(0.52)		—

Paid in capital from redemption fees (d)	—		0.00	(a)	0.00	(a)	0.00	(a)	0.00	(a)	0.00 (a)

Net Asset Value, End of Year/Period	$29.72		$30.88		$22.50		23.47		$24.75		$24.05

Total Return (b)	7.48	%(e)	40.16%		0.77%		6.99%		5.05%		11.76%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$49,589		$45,354		$31,243		30,372		$33,682		$40,707

Ratio of expenses to average net assets:	1.81	%(c)(f)	1.85	%(c)	1.88	%(c)	1.80	%(c)	1.74	%(c)	1.69%

Ratio of net investment income (loss) to average net assets:	(1.04	)%(c)(f)	(0.69	)%(c)	0.26	%(c)	(0.10	)%(c)	(0.01	)%(c)	0.08%

Portfolio turnover rate	12.75	%(e)	79.58%		263.64%		17.29%		40.01%		84.33%

(a)	Represents less than $0.005 per share.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c)	The ratios include 0.01% of interest expense during the years ended June 30, 2018, June 30, 2019, June 30, 2020 and June 30, 2021 and 0.001% during the six month period ended December 31, 2021.

(d)	The average shares method was used to calculate redemption fees.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year/period

	For the
	Six Month Period Ended		For the Years Ended
	December 31, 2021		June 30, 2021	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$2.78		$2.30	$2.61	$2.45	$2.93	$3.27

Investment Operations:
Net investment income	0.09		0.15	0.15	0.13	0.19	0.24
Net realized and unrealized gain (loss) on investments and foreign currency (a)	(0.12)		0.49	(0.31)	0.16	(0.49)	(0.32)
Total from investment operations	(0.03)		0.64	(0.16)	0.29	(0.30)	(0.08)

Less Distributions to Shareholders:
From net investment income	(0.09)		(0.16)	(0.15)	(0.13)	(0.18)	(0.26)
Total distributions	(0.09)		(0.16)	(0.15)	(0.13)	(0.18)	(0.26)

Paid in capital from redemption fees (e)	—		—	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)

Net Asset Value, End of Year/Period	$2.66		$2.78	$2.30	$2.61	$2.45	$2.93

Total Return (c)	(1.49	)%(f)	28.53%	(6.31)%	12.22%	(10.71)%	(2.69)%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$14,666		$15,188	$11,742	$5,914	$3,928	$5,580

Ratio of expenses to average net assets: (d)	1.96	%(g)	1.95%	1.96%	1.98%	2.02%	1.98%

Ratio of expenses to average net assets before waiver & reimbursement: (d)	2.72	%(g)	2.87%	3.62%	4.29%	3.36%	2.93%

Ratio of net investment income to average net assets: (d)	6.55	%(g)	5.88%	6.58%	5.27%	6.99%	7.83%

Ratio of net investment income to average net assets before waiver & reimbursement: (d)	5.78	%(g)	4.96%	4.92%	2.95%	5.64%	6.87%

Portfolio turnover rate	187.58	%(f)	531.13%	390.29%	728.46%	758.79%	505.62%

(a)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net assets value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of subscriptions and redemptions in relation to fluctuating market values.

(b)	Represents less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(d)	The ratios include 0.04% of interest expense during the year ended June 30, 2017, 0.07% of interest expense during the year ended June 30, 2018, 0.03% of interest expense during the year ended June 30, 2019, 0.01% of interest expense during the year ended June 30, 2020, 0.002% for the year ended June 30, 2021 and 0.01% for the six month period ended December 31, 2021.

(e)	The average shares method was used to calculate redemption fees.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS

 December 31, 2021 (Unaudited)

NOTE 1. ORGANIZATION

The IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”) and the IMS Strategic Income Fund (the “Income Fund”), were each organized as a diversified series of 360 Funds (the “Trust”) on June 20, 2014. The Trust was organized on February 24, 2005, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The investment objective of the Value Fund is to provide long-term growth from capital appreciation and secondarily, income from dividends. The investment objective of the Income Fund is to provide current income and secondarily, capital appreciation. The investment adviser of each Fund is IMS Capital Management, Inc. (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Federal Income Taxes – The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

Management has evaluated the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2018, June 30, 2019, June 30, 2020 and June 30, 2021) and expected to be taken during the six month period ended December 31, 2021, and has concluded that no provision for income tax is required in these financial statements. As of and during the six month period ended December 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six month period ended December 31, 2021, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2018.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

 December 31, 2021 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board of Trustees (the “Board”)).

Security Transactions and Related Income – Each Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITS) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid bonds or those bonds fair valued by the Adviser, if the Adviser’s research indicates a high recovery rate in restructuring, and the Fund expects to hold the bond until the issue is restructured, past due interest may not be written off in its entirety. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Dividends and Distributions – The Income Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. The Value Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

There were no reclassifications to the components of net assets during the six month period ended December 31, 2021.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

 December 31, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to each Fund’s major categories of assets measured at fair value on a recurring basis follows:

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.

Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

 December 31, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, municipal bonds, structured notes, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 2 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. The Adviser has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Funds invest may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures on June 24, 2014, which established a Valuation Committee to work with the Adviser and report to the Board on securities being fair valued or manually priced. The Lead Chairman and Trustee for the 360 Funds, along with the Funds’ Assistant Treasurer and Acting Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

 December 31, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used to value the Value Fund’s investments as of December 31, 2021:

	Valuation Inputs
Investments at Value	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stock*	$49,337,013	$—	$—	$49,337,013
Money Market Securities	318,116	—	—	318,116
Total	$49,655,129	$—	$—	$49,655,129

* Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the Income Fund’s investments as of December 31, 2021:

	Valuation Inputs
Investments at value	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stock*	$1,844,608	$—	$—	$1,844,608
Corporate Bonds	—	6,660,935	—	6,660,935
Structured Notes	—	4,158,617	—	4,158,617
Money Market Securities	2,046,066	—	—	2,046,066
Total	$3,890,674	$10,819,552	$—	$14,710,226

The Value Fund and the Income Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund and the Income Fund did not hold any derivative instruments during the reporting period. The Value Fund and the Income Fund recognize transfers between fair value hierarchy levels at the end of the reporting period.

* Refer to the Schedule of Investments for industry classifications.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

 December 31, 2021 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as investment adviser to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board of Trustees.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses(excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, interest and dividend expense on securities sold short, and amounts, if any payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) do not exceed 1.95% of the Funds’ average daily net assets through October 31, 2021, subject to the Adviser’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap agreement may be terminated by either party upon 60 days’ written notice prior to the end of the then-current term of the agreement.

Under the terms of the Advisory Agreement, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly. Please see the chart below for information regarding the management fee rates, management fees earned, fee waivers and recoupments, and expenses reimbursed during the six month period ended December 31, 2021, as well as amounts due to the Adviser at December 31, 2021.

	Value Fund	Income Fund
Management fee under Advisory Agreement (as a percentage of average net assets)	1.21%	1.26%
Expense limitation (as a percentage of average net assets)	1.95%	1.95%
Management fees earned	$290,284	$94,572
Fees waived and expenses reimbursed	$—	$(57,529)
Payable to Adviser	$49,931	$6,119

The amounts subject to repayment by the Income Fund pursuant to the aforementioned conditions, are as follows:

Fund	Amount	Expires June 30,
Income Fund	$81,754	2022
Income Fund	$115,540	2023
Income Fund	$91,367	2024
Income Fund	$57,529	2025

There are no amounts subject to repayment by the Value Fund.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

 December 31, 2021 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

The Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records.

For the six month period ended December 31, 2021, the Funds accrued servicing fees, including out of pocket expenses, as follows:

Fund	Service Fees
Value Fund	$78,059
Income Fund	$45,105

The Funds have also entered into a CCO Service Agreement (the “CCO Agreement”) with M3Sixty to provide Chief Compliance Officer (“CCO”) services to the Funds. For the six month period ended December 31, 2021, the Funds accrued CCO servicing fees as follows:

Fund	CCO Service Fees
Value Fund	$4,851
Income Fund	$4,851

Certain officers and a Trustee of the Trust are also employees and/or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds for the six month period ended December 31, 2021.

The Distributor is not affiliated with the Adviser. The Distributor is an affiliate of M3Sixty.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

 December 31, 2021 (Unaudited)

NOTE 5. LINE OF CREDIT

During the six month period ended December 31, 2021, the IMS Funds each respectively entered into an agreement with The Huntington National Bank, the custodian of the Funds’ investments, to open secured lines of credit secured by the Funds’ investments. Borrowings under this agreement bear interest at LIBOR plus 1.500%. Maximum borrowings for each Fund are lesser of $2,000,000 or 10.000% of the Fund’s daily investments at value. Total borrowings for the Funds cannot exceed $2,000,000 at any time. The current agreement expires on September 4, 2022.

	Value Fund	Income Fund
Maximum available bank line of credit as of December 31, 2021	$2,000,000	$1,471,023
Average borrowings for the year	$162,208	$130,333
Average interest rate for the year	2.000%	2.000%
Highest balance drawn during the year	$623,435	$189,563
Interest rate at December 31, 2021	2.000%	2.000%
Line of credit borrowing at December 31, 2021	$—	$—

NOTE 6. INVESTMENTS

For the six month period ended December 31, 2021 purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Value Fund	Income Fund
Purchases
Other	$8,198,673	$25,062,513
Sales
Other	$5,992,509	$25,885,539

As of December 31, 2021, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund
Gross Appreciation	$12,917,380	$231,700
Gross (Depreciation)	(688,108)	(942,155)
Net Appreciation (Depreciation) on Investments	$12,292,272	$(710,455)
Tax Cost	$37,425,857	$15,420,681

The difference between book basis and tax basis unrealized appreciation (depreciation) of the Value Fund’s investments is primarily attributable to the tax deferral of losses on wash sales.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

 December 31, 2021

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2021, NFS LLC (“NFS”) and TD Ameritrade, Inc. (“Ameritrade”) held, for the benefit of their customers, greater than 25% of the Funds’ voting securities. As a result, both NFS and Ameritrade may be deemed to control the Funds. The percentages of voting securities of the Funds held by NFS and Ameritrade as of December 31, 2021 were as follows:

	Value Fund	Income Fund
NFS	36.09%	34.62%
Ameritrade	39.99%	56.99%

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

Value Fund – For the six month period ended December 31, 2021, the Value Fund paid distributions totaling $3.537522 per share.

The tax characterization of distributions for the six month period ended December 31, 2021 and for the fiscal year ended June 30, 2021 was as follows:

Distributions paid from:	Fiscal Year Ended June 30, 2021	Fiscal Year Ended June 30, 2021
Ordinary Income	$2,646,039	$51,454
Long-term Capital Gains	2,686,871	706,616
Total Distributions paid	$5,332,910	$758,070

Income Fund – For the six month period ended December 31, 2021, the Income Fund paid monthly distributions totaling $0.090 per share.

The tax characterization of distributions for the six month period ended December 31, 2021 and for the fiscal year ended June 30, 2021 was as follows:

Distributions paid from:	Fiscal Year Ended June 30, 2021	Fiscal Year Ended June 30, 2021
Ordinary Income	$490,827	$831,614
Total Distributions paid	$490,827	$831,614

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of June 30, 2021, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Value Fund	Income Fund
Undistributed net investment income	$2,646,039	$1,813
Deferred capital and other losses	—	(223,761)
Accumulated realized capital gains (losses)	2,686,872	(22,160,023)
Net unrealized appreciation (depreciation)	10,789,634	(69,108)
	$16,122,545	$(22,451,079)

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

 December 31, 2021

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS (continued)

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For disclosure purposes, these deferrals are included in “Deferred capital and other losses” above.

As of June 30, 2021, deferred capital and other losses noted above consist of:

	Post-October Capital Losses	Late Year Ordinary Losses
Value Fund	$—	$—
Income Fund	223,761	—

NOTE 9. CAPITAL LOSS CARRYFORWARDS

At June 30, 2021, for federal income tax purposes, the Funds have capital loss carryforwards, in the following amounts:

	Value Fund	Income Fund
No expiration – short-term	$—	$7,115,233
No expiration – long-term	—	15,044,790
	$—	$22,160,023

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. During the year ended June 30, 2021, the Strategic Income Fund utilized $1,467,343 of short-term capital loss carryforwards and the Capital Value Fund did not utilize any capital loss carryforwards.

NOTE 10. STRUCTURED NOTES

The Income Fund may invest in certain structured products, including interest rate or index-linked notes. The risk of an investment in a structured product depends primarily on the type of collateral securities and the class of the structured product in which the Fund invests. In addition to the standard interest rate, default and other risks of fixed income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in structured products that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

At June 30, 2021, the aggregate value of such securities amounted to $4,158,617 and the value amounts to 28.36% of the net assets of the Income Fund.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

 December 31, 2021

NOTE 11. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At December 31, 2021, the aggregate value of such securities amounted to $1,498,368 and the value amounts to 10.22% of the net assets of the Income Fund.

	Acquisition Date	Principal Amount	Amortized Cost	Value
American Airlines Group, 5.00% due 06/01/2022, 144A	3/05/2020	$300,000	$299,403	$300,618
American Airlines Group, 3.75% due 03/01/2025, 144A	2/04/2021 (a)	525,000	452,617	490,875
Staples, Inc., 10.75%, due 04/15/2027, 144A	4/12/2021 (b)	750,000	749,291	706,875
			$1,501,311	$1,498,368

(a)	An additional purchases was made on 4/23/2021.

(b)	Additional purchases were made on 6/3/2021 and 12/29/2021.

NOTE 12. SUBSEQUENT EVENTS

On January 18, 2022, the Income Fund declared a dividend of $55,346, which was payable on January 18, 2022.

On February 15, 2022, the Income Fund declared a dividend of $111,521, which was payable on February 15, 2022.

Management has evaluated subsequent events through the issuance of the financial statements and has noted no other such events that would require disclosure.

NOTE 13. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

IMS FAMILY OF FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

 December 31, 2021

NOTE 14. NOVEL CORONAVIRUS PANDEMIC

An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 began in China in December 2019 and continues today. The spread of the coronavirus resulted in travel and border restrictions, quarantines, curfews, and restrictions on large gatherings. Government measures to limit the spread of the virus include enhanced health screenings at ports of entry and elsewhere and prolonged quarantines for many people. Despite these measures, the virus’ spread resulted in a large number of deaths, disrupted global healthcare systems and supply chains. As a result, 2020 and early 2021 caused lower consumer demand for a wide range of products and services and general concern and uncertainty. While governments took unprecedented action to limit disruptions to the financial system, global financial markets experienced significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. Since early 2021, the widespread distribution of vaccines helped stabilize some financial markets and reopen some economies, and significant government stimulus mitigated economic damages to the global economy. But the spread of COVID-19 adversely affected the economies of many nations and the entire global economy, in general. Still, global markets are concerned over the pace of economic recovery globally, the potential for inflation because of the government stimulus, and further disruption due to the emergence of highly contagious COVID-19 variants, such as the “delta”, “omicron” and other variants. At this time, the Fund cannot determine the full extent of the impact of COVID-19 and its variants on the Funds’ performance, which will depend on future developments, including the duration and the continued spread of the outbreak.

TRUSTEES AND OFFICERS – (Unaudited)

The Trustees are responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds.  This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively. The Statement of Additional Information for each Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at (800) 934-5550.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Arthur Q. Falk YOB : 1937	Trustee	Since 2011	Retired.	Six	None
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment Advisor) (2009-Present).	Six	None
Gary W. DiCenzo YOB: 1962	Trustee and Independent Chairman	Since 2014 Since 2019	Partner, Cognios Capital (investment management firm) (2015-2020) Chief Executive officer (2015-2019).	Six	None
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999-present).	Six	IDX Funds (2015 – 2021)
Thomas J. Schmidt YOB: 1963	Trustee	Since 2018	Principal, Tom Schmidt & Associates Consulting, LLC (2015-Present)	Six	None
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013 – present)	Six	IDX Funds (2015 – 2021)

* The Interested Trustee is an Interested Trustee because he is Chief Executive Officer and principal owner of M3Sixty Administration, LLC, the Funds’ administrator and transfer agent.

TRUSTEES AND OFFICERS – (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years

Richard Yates YOB: 1965	Chief Compliance Officer and Secretary	Since 2021	Of Counsel, McElroy Deutsch (2020–present); Head of Compliance, M3Sixty Administration, LLC (2021–present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2021–present); Founder, The Yates Law Firm (2018–2020); Chief Legal Officer, Manning & Napier, Inc. (2000–2018).	N/A	N/A
Larry E. Beaver, Jr.** YOB: 1969	Treasurer	Since 2021

Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Treasurer, 360 Funds Trust (2021-present); Assistant Treasurer, 360 Funds Trust (2017-2021); Chief Accounting Officer, Amidex Funds, Inc. (2003-2020); Assistant Treasurer, Capital Management Investment Trust (2017-2018); Assistant Treasurer, IDX Funds (2017-2021); Assistant Treasurer, WP Funds Trust (2017-2021); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-2017); Treasurer, 360 Funds Trust (2007-2017); Treasurer, IDX Funds (2015-2017); Treasurer, WP Trust (2015-2017).

				N/A	N/A
Tony DeMarino YOB: 1970	Anti-Money Laundering Officer	Since 2022	Principal Executive Officer, Matrix 360 Distributors, LLC (2022-present); Partner, Primark Capital (2020-2022); Head of Distribution, Cognios Capital, LLC (2016-2020).	N/A	N/A

TRUSTEES AND OFFICERS – (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” (an “Independent Trustee”) receives a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee receives, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust reimburses each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust are also reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From the IMS Family of Funds[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the IMS Family of Funds Paid to Trustees[2]
Independent Trustees
Arthur Q. Falk	$ 3,933	None	None	$ 3,933
Tom M. Wirtshafter	$ 3,933	None	None	$ 3,933
Gary W. DiCenzo	$ 3,933	None	None	$ 3,933
Steven D. Poppen	$ 3,933	None	None	$ 3,933
Thomas J. Schmidt	$ 3,933	None	None	$ 3,933

Interested Trustee
Randall K. Linscott	None	None	None	None

1 Each of the Trustees serves as a Trustee to two IMS Family of Funds of the Trust. The Trust currently offers six series of shares.

2 Figures are for the six month period ended December 31, 2021.

OTHER INFORMATION – (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 934-5550 to request a copy of the SAI or to make shareholder inquiries.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 934-5550; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 934-5550; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. For the six month period ended December 31, 2021, certain distributions paid by the Funds may be subject to a maximum tax rate of 20%. The Value Fund and Income Fund intend to designate up to a maximum amount of $5,332,910 and $490,827, respectively, as taxed at a maximum rate of 20%.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2022 to determine the calendar year amounts to be included on their 2021 tax returns. Shareholders should consult their own tax advisors.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

IMS Capital Management, Inc.

8995 S.E. Otty Road,

Portland, OR 97086

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

 Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

CUSTODIAN BANK

Huntington National Bank
41 South Street
Columbus, OH 43125

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott

By Randy Linscott

Principal Executive Officer,

Date: March 10, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott

By Randy Linscott

Principal Executive Officer

Date: March 10, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.

By Larry E. Beaver, Jr.

Treasurer and Principal Financial Officer

Date: March 10, 2022